NET LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss	$ (37,868)	$ (8,654)
Denominator:
Denominator for basic income (loss) per share calculation-weighted average number of common shares outstanding	266,157,063	187,794,543
Denominator for diluted loss per share calculation-weighted average number of common shares outstanding	266,157,063	187,794,543
Net loss per share - basic	$ (0.14)	$ (0.05)
Net Ioss per share - diluted	$ (0.14)	$ (0.05)